VARIABLE INTEREST ENTITIES ("VIEs") - Summary of the Sale and Leaseback Arrangement (Details) - Variable interest entity - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2022	Dec. 31, 2022
Variable Interest Entity [Line Items]
Sale leaseback, prepayment	$ 15.0
ICBCL | Golar Kelvin
Variable Interest Entity [Line Items]
Sale value (in $ millions)			$ 204.0
Lease duration			10 years
First repurchase option (in $ millions)			$ 173.8
Net repurchase obligation at end of lease term (in $ millions)			71.0
ICBCL | Golar Ice
Variable Interest Entity [Line Items]
Sale value (in $ millions)			$ 204.0
Lease duration			10 years
First repurchase option (in $ millions)			$ 173.8
Net repurchase obligation at end of lease term (in $ millions)			$ 71.0
ICBCL | Golar Snow
Variable Interest Entity [Line Items]
Sale value (in $ millions)		$ 204.0
Lease duration		10 years
First repurchase option (in $ millions)		$ 173.8
Net repurchase obligation at end of lease term (in $ millions)		116.2
ICBCL | Golar Glacier
Variable Interest Entity [Line Items]
Sale value (in $ millions)		$ 204.0
Lease duration		10 years
First repurchase option (in $ millions)		$ 173.8
Net repurchase obligation at end of lease term (in $ millions)		113.4
CCBFL | Golar Seal
Variable Interest Entity [Line Items]
Sale value (in $ millions)		$ 203.0
Lease duration		10 years
First repurchase option (in $ millions)		$ 132.8
Net repurchase obligation at end of lease term (in $ millions)		63.4
COSCO | Golar Crystal
Variable Interest Entity [Line Items]
Sale value (in $ millions)		$ 187.0
Lease duration		10 years
First repurchase option (in $ millions)		$ 97.3
Net repurchase obligation at end of lease term (in $ millions)		50.0
AVIC | Golar Bear
Variable Interest Entity [Line Items]
Sale value (in $ millions)		$ 160.0
Lease duration		7 years
First repurchase option (in $ millions)		$ 100.7
Net repurchase obligation at end of lease term (in $ millions)		$ 45.0